Lease Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future minimum rental commitments [Abstract]
2016	$ 1,443
2017	1,289
2018	839
2019	438
2020	171
Thereafter	71
Total	4,251
Capital lease obligations [Abstract]
2016	612
2017	507
2018	117
2019	24
2020	0
Thereafter	0
Total	1,260
Leased Model Homes, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	50
2017	0
2018	0
2019	0
2020	0
Thereafter	0
Total	50
Leases, Future Minimum Payments Due, Fiscal Maturity [Abstract]
2016	2,105
2017	1,796
2018	956
2019	462
2020	171
Thereafter	71
Total	5,561
Administration and Sales Offices [Member]
Rental expense [Abstract]
Rental expense	$ 900	$ 500	$ 400